Accrued Liabilities and Other Liabilities (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Accrued Liabilities and Other Liabilities (Details) [Line Items]
Operational purposes rate		1.50%
Business Combination [Member]
Accrued Liabilities and Other Liabilities (Details) [Line Items]
Percentage of equity interest acquired	100.00%
Total consideration amount (in Yuan Renminbi)	¥ 23